                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

                  Morgan Stanley Institutional Strategies Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2007

Date of reporting period: September 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Institutional Strategies Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the year ended September 30, 2007

TOTAL RETURN FOR THE 12 MONTHS ENDED SEPTEMBER 30, 2007

                                                        S&P
                                                     500(R)      BLENDED
 CLASS A     CLASS B     CLASS C     CLASS D       INDEX(1)     INDEX(2)
  22.29%      21.43%      21.31%      22.68%         16.44%      19.55%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

For the 12-month period ended September 30, 2007, global equity markets posted positive returns. In the U.S., the benchmark S&P 500(R) Index returned 16.44 percent, including dividends, while internationally, the MSCI EAFE Index returned 24.86 percent, including (net) dividends. Remarkably, the year began on a rather negative note, as investors entered 2007 with a high degree of uncertainty. First quarter gross domestic product (GDP) was weak, posting its slowest growth rate since 2002 and placing at risk the global recovery that had powered profitability for the past three years. Growth recovered gradually in the second quarter, fueled by exports and steady consumer demand. Corporate profits, already well into a multi-year recovery, climbed further as well. Fixed income, especially U.S. Treasuries, reversed course in the second quarter as investors rotated away from these "safe harbors" back into more speculative credits.

At mid-year, equity returns were running above historical averages, but investor focus quickly shifted to the mortgage markets, where global dislocations began to shake investor confidence once again. The housing sector, long a source of global spending and investment, began to show signs of exhaustion, and the large financing complex that had been balanced on the back of this juggernaut froze. While initially affecting only the mortgage originators and housing sectors, this credit deterioration spread to more diversified financial services companies around the world. The pace of asset write-downs quickened, and, by mid August, it became increasingly clear that these secondary effects could impact both the U.S. and foreign economies.

The Federal Reserve clearly sensed these risks as well, and, in a series of steps, reduced both the discount and federal funds rates, and joined the European Central Bank in providing overnight liquidity as needed throughout August and September. While risks of further deterioration in the housing sector, as well as concerns over global consumption remained, equity markets rallied back to new highs by September's end, confident that global central banks would provide liquidity as needed.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Institutional Strategies Fund outperformed the S&P 500(R) Index and the Blended Index (a blend of 1/3 Russell 1000(R) Growth Index, 1/3 Russell 1000(R) Value Index and 1/3 Morgan Stanley Capital International [MSCI] EAFE Index) for the 12 months ended September 30, 2007, assuming no deduction of applicable sales charges.

Morgan Stanley Institutional Strategies Fund invests equal dollar amounts in three underlying Morgan Stanley Institutional Funds -- U.S. Large Cap Growth, Large Cap Relative Value and Active International Allocation. For the 12 months ended September 30, 2007, all three funds contributed positively to the overall Fund's performance, with U.S. Large Cap Growth returning 29.33 percent, Active International Allocation returning 28.75 percent, and Large Cap Relative Value returning 13.54 percent.

During the 12-month period under review, emerging equity markets, such as those in China, the Far East, Latin America and Eastern Europe, outperformed the developed markets of the U.S., Europe and the United Kingdom. Within the U.S. equity market, growth outperformed value, and small and mid capitalization equities outperformed large-caps.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO ALLOCATION
   Morgan Stanley Institutional Active International
    Allocation                                        32.5%
   Morgan Stanley Institutional U.S. Large Cap Growth
    Portfolio                                         32.3
   Morgan Stanley Institutional Large Cap Relative
    Value                                             32.1

Data as of September 30, 2007. Subject to change daily. All percentages are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND IS A "FUND OF FUNDS," MEANING THAT IT SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN A COMBINATION OF THREE PORTFOLIOS OF MORGAN STANLEY INSTITUTIONAL FUND, INC. ("UNDERLYING FUNDS") ON A FIXED ALLOCATION BASIS. THE FUND MAKES EQUAL ALLOCATIONS OF ITS ASSETS TO THE FOLLOWING THREE UNDERLYING FUNDS: ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO ("ACTIVE INTERNATIONAL ALLOCATION"), LARGE CAP RELATIVE VALUE PORTFOLIO ("LARGE CAP RELATIVE VALUE") AND U.S. LARGE CAP GROWTH PORTFOLIO ("U.S. LARGE CAP GROWTH"). INVESTORS MAY PURCHASE THE UNDERLYING FUNDS DIRECTLY ONLY IF THEY MEET CERTAIN INVESTMENT MINIMUMS OR OTHER REQUIREMENTS SET FORTH IN EACH UNDERLYING FUND'S PROSPECTUS. THE UNDERLYING FUNDS INVEST PRIMARILY IN U.S. AND FOREIGN EQUITY SECURITIES. THE INVESTMENT POLICIES OF THE UNDERLYING FUNDS ARE DESCRIBED BELOW. THE INVESTMENT RESULTS OF THE UNDERLYING FUNDS WILL VARY. AS A RESULT, THE PERCENTAGE ALLOCATIONS TO THE UNDERLYING FUNDS WILL BE MONITORED DAILY BY THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., AND THE FUND'S ALLOCATIONS TO THE UNDERLYING FUNDS WILL BE REBALANCED WHENEVER THE ACTUAL ALLOCATIONS EXCEED PLUS OR MINUS 5 PERCENT OF THE PRE-DETERMINED FIXED PERCENTAGE ALLOCATION BASIS. ACCORDINGLY, IT MAY BE NECESSARY FOR THE FUND TO SELL SHARES OF AN UNDERLYING FUND THAT HAVE APPRECIATED IN VALUE, IN ORDER TO MAINTAIN THE FIXED PERCENTAGE ALLOCATION AMONG THE UNDERLYING FUNDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                      (This Page Intentionally Left Blank)

PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT
LINE GRAPH

                                   CLASS A           CLASS B           CLASS C           CLASSD            S&P 500
                                   -------           -------           -------           ------            -------
August 2006                          9475             10000             10000             10000             10000
September 2006                       9693             10220             10230             10230             10280
December 2006                       10460             11010             11010             11050             10969
March 2007                          10669             11200             11210             11270             11039
June 2007                           11417             11970             11980             12080             11732
September 2007                      11853             12010             12410             12550             11970

                                BLENDED INDEX
                                -------------
August 2006                         10000
September 2006                      10224
December 2006                       11050
March 2007                          11291
June 2007                           11976
September 2007                      12222

AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 08/28/06)         (since 08/28/06)         (since 08/28/06)          (since 08/28/06)
   SYMBOL                              GVIAX                     GVIBX                    GVICX                    GVIDX
   1 YEAR                              22.29%(3)                 21.43%(3)                21.31%(3)                22.68%(3)
                                       15.87(4)                  16.43(4)                 20.31(4)                    --
   SINCE INCEPTION                     22.82(3)                  21.91(3)                 21.91(3)                 23.18(3)
                                       16.89(4)                  18.30(4)                 21.91(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Blended Index is comprised of 1/3 Russell 1000(R) Growth Index (measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values), 1/3 Russell 1000(R) Value Index (measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values) and 1/3 Morgan Stanley Capital International
     (MSCI) EAFE Index (measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

+++  Ending value assuming a complete redemption on September 30, 2007.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/07 - 09/30/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             04/01/07 -
                                                                     04/01/07            09/30/07             09/30/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (11.10% return)......................................         $1,000.00           $1,111.00              $3.39
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.86              $3.24
CLASS B
Actual (10.80% return)......................................         $1,000.00           $1,108.00              $7.35
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.10              $7.03
CLASS C
Actual (10.70% return)......................................         $1,000.00           $1,107.00              $7.34
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.10              $7.03
CLASS D
Actual (11.36% return)......................................         $1,000.00           $1,113.60              $2.07
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,023.11              $1.98

------------------
* Expenses are equal to the Fund's annualized expense ratios of 0.64%, 1.39%, 1.39% and 0.39% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 21.29%, 22.04%, 22.04% and 21.04% for Class A, Class B, Class C and Class D shares, respectively.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the period August 31, 2006 to November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board noted that the Fund does not pay advisory and administrative fees (together, the "management fee") under the Management Agreement, although the Fund, through its investments in other mutual funds as set forth in the Fund's Prospectus ("Underlying Funds"), will pay its pro rata share of the management fee rate paid by the Underlying Funds.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the total expense ratio of the Fund as compared to the average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's total expense ratio was competitive with its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board noted that the Fund does not pay a management fee to the Adviser.

PROFITABILITY OF THE ADVISER AND AFFILIATES


Since the Fund had recently begun operations and had not yet paid fees to the Adviser for a full year as of November 30, 2006, the Board concluded that this was not a factor that needed to be considered at the present time.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. The Board considered that the Fund invests only in the Underlying Funds, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Institutional Strategies Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007

 NUMBER OF
  SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
              Common Stocks (96.9%)
              Investment Trusts/Mutual Funds
   22,584     Morgan Stanley Institutional Active International Allocation
               Portfolio (Class A)........................................  $  396,804
   30,936     Morgan Stanley Institutional Large Cap Relative Value
               Portfolio (Class A)........................................     391,953
   16,060     Morgan Stanley Institutional U.S. Large Cap Growth Portfolio
               (Class A)..................................................     393,945
                                                                            ----------

             Total Investments (Cost $978,211) (a)............................    96.9%     1,182,702

             Other Assets in Excess of Liabilities............................     3.1         38,121
                                                                                 -----     ----------
             Net Assets.......................................................   100.0%    $1,220,823
                                                                                 =====     ==========

---------------------

    (a) The aggregate cost for federal income tax purposes is $978,287. The aggregate gross and net unrealized appreciation is $204,415.

12
                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2007

Assets:
Investments in securities, at value
  (cost $978,211)...........................................  $1,182,702
Receivable for:
    Investments sold........................................      29,999
    Shares of beneficial interest sold......................       1,250
Prepaid expenses and other assets...........................      41,141
Receivable from Investment Adviser..........................      84,317
Receivable from Distributor.................................       2,520
                                                              ----------
    Total Assets............................................   1,341,929
                                                              ----------
Liabilities:
Payable for:
    Transfer agent fee......................................          15
Payable to bank.............................................      24,644
Accrued expenses and other payables.........................      34,921
Offering costs..............................................      61,526
                                                              ----------
    Total Liabilities.......................................     121,106
                                                              ----------
    Net Assets..............................................  $1,220,823
                                                              ==========
Composition of Net Assets:
Paid-in-capital.............................................    $982,103
Net unrealized appreciation.................................     204,491
Accumulated undistributed net investment income.............      11,551
Accumulated undistributed net realized gain.................      22,678
                                                              ----------
    Net Assets..............................................  $1,220,823
                                                              ==========
Class A Shares:
Net Assets..................................................    $454,801
Shares Outstanding (unlimited authorized, $.01 par value)...      36,343
    Net Asset Value Per Share...............................      $12.51
                                                              ==========
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........      $13.20
                                                              ==========
Class B Shares:
Net Assets..................................................    $381,765
Shares Outstanding (unlimited authorized, $.01 par value)...      30,526
    Net Asset Value Per Share...............................      $12.51
                                                              ==========
Class C Shares:
Net Assets..................................................    $227,445
Shares Outstanding (unlimited authorized, $.01 par value)...      18,328
    Net Asset Value Per Share...............................      $12.41
                                                              ==========
Class D Shares:
Net Assets..................................................    $156,812
Shares Outstanding (unlimited authorized, $.01 par value)...      12,500
    Net Asset Value Per Share...............................      $12.54
                                                              ==========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended September 30, 2007

Net Investment Income:
Income
Dividends...................................................  $  15,906
Interest....................................................         63
                                                              ---------
    Total Income............................................     15,969
                                                              ---------
Expenses
Offering costs..............................................     88,871
Professional fees...........................................     65,950
Shareholder reports and notices.............................     24,766
Registration fees...........................................     16,660
Distribution fee (Class A shares)...........................        783
Distribution fee (Class B shares)...........................        719
Distribution fee (Class C shares)...........................      2,401
Trustees' fees and expenses.................................        519
Custodian fees..............................................        282
Other.......................................................      9,329
                                                              ---------
    Total Expenses..........................................    210,280

Less: amounts waived/reimbursed.............................   (201,988)
                                                              ---------
    Net Expenses............................................      8,292
                                                              ---------
    Net Investment Income...................................      7,677
                                                              ---------
Net Realized and Unrealized Gain:
Net realized gain on:
Investments.................................................      8,376
Capital gain distribution received..........................     14,378
                                                              ---------
    Net Realized Gain.......................................     22,754
                                                              ---------
Net Change in Unrealized Appreciation/Depreciation..........    191,082
                                                              ---------
    Net Gain................................................    213,836
                                                              ---------
Net Increase................................................  $ 221,513
                                                              =========

14
                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR       AUGUST 28, 2006*
                                                                    ENDED               THROUGH
                                                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                              ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)................................      $    7,677            $   (462)
Net realized gain (loss)....................................          22,754                 (10)
Net change in unrealized appreciation/depreciation..........         191,082              13,409
                                                                  ----------            --------
    Net Increase............................................         221,513              12,937

Net increase from transactions in shares of beneficial
  interest..................................................         170,536             715,837
                                                                  ----------            --------
    Net Increase............................................         392,049             728,774
Net Assets:
Beginning of period.........................................         828,774             100,000
                                                                  ----------            --------
End of Period
(Including accumulated undistributed net investment income
of $11,551 and $0, respectively)............................      $1,220,823            $828,774
                                                                  ==========            ========

---------------------
* Commencement of operations.

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007

1. Organization and Accounting Policies

Morgan Stanley Institutional Strategies Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in a combination of three portfolios of Morgan Stanley Institutional Fund, Inc. (individually, an "Underlying Fund" and collectively, the "Underlying Funds") on a fixed allocation basis. The Fund's investment objective is to seek capital appreciation. The Fund was organized as a Massachusetts business trust on May 2, 2006 and commenced operations on August 28, 2006.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Offering Costs -- The Investment Adviser incurred offering costs on behalf of the Fund in an amount of $98,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of August 28, 2007.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory fees to the Investment Adviser of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator of the Underlying Funds.

The Investment Adviser agreed to waive or reimburse all or a portion of the Fund's other expenses such that the annualized actual total fund operating expenses (exclusive of any indirect expenses from the Underlying Funds) does not exceed 0.64%, 1.39%, 1.39% and 0.39% for Class A, Class B, Class C and Class D shares respectively, until August 31, 2007. Thereafter, the fee waiver and/or expense reimbursement can be terminated at any time. At September 30, 2007, included in the

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

Statements of Assets and Liabilities is a receivable from the Investment Adviser an affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amounts at September 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended September 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $11 and $350, respectively and received no front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2007 aggregated $495,728 and $122,354, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

5. Shares of Beneficial Interest

                                                                                             FOR THE PERIOD
                                                                 FOR THE YEAR               AUGUST 28, 2006*
                                                                     ENDED                       THROUGH
                                                              SEPTEMBER 30, 2007           SEPTEMBER 30, 2006
                                                            -----------------------       ---------------------
                                                            SHARES         AMOUNT         SHARES        AMOUNT
                                                            -------       ---------       ------       --------
CLASS A SHARES
Sold....................................................     12,915       $ 134,327       10,891       $109,115
Conversion from Class B.................................     10,271         116,791        --             --
Redeemed................................................       (234)         (2,743)       --             --
                                                            -------       ---------       ------       --------
Net increase - Class A..................................     22,952         248,375       10,891        109,115
                                                            -------       ---------       ------       --------
CLASS B SHARES
Sold....................................................      7,274          78,259       31,949        324,156
Conversion to Class A...................................    (10,313)       (116,791)       --             --
Redeemed................................................       (884)        (10,327)       --             --
                                                            -------       ---------       ------       --------
Net increase (decrease) - Class B.......................     (3,923)        (48,859)      31,949        324,156
                                                            -------       ---------       ------       --------
CLASS C SHARES
Sold....................................................      2,343          26,735       18,208        182,566
Redeemed................................................     (4,723)        (55,715)       --             --
                                                            -------       ---------       ------       --------
Net increase (decrease) - Class C.......................     (2,380)        (28,980)      18,208        182,566
                                                            -------       ---------       ------       --------
CLASS D SHARES
Sold....................................................      --             --           10,000        100,000
                                                            -------       ---------       ------       --------
Net increase - Class D..................................      --             --           10,000        100,000
                                                            -------       ---------       ------       --------
Net increase in Fund....................................     16,649       $ 170,536       71,048       $715,837
                                                            =======       =========       ======       ========

---------------------
   * Commencement of operations.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income...............................       $ 19,930
Undistributed long-term gains...............................         14,375
                                                                   --------
Net accumulated earnings....................................         34,305
Net unrealized appreciation.................................        204,415
                                                                   --------
Total accumulated earnings..................................       $238,720
                                                                   ========

As of September 30, 2007, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at September 30, 2007:

 ACCUMULATED      ACCUMULATED
UNDISTRIBUTED    UNDISTRIBUTED
NET INVESTMENT   NET REALIZED
    INCOME           GAIN        PAID-IN-CAPITAL
--------------   -------------   ---------------
    $3,874            $(1)           $(3,873)
    ======            ===            =======

7. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR       AUGUST 28, 2006*
                                                                    ENDED               THROUGH
                                                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                              ------------------   ------------------
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $10.23               $10.00
                                                                    ------               ------

Income from investment operations:
    Net investment income++.................................          0.07                 0.00
    Net realized and unrealized gain........................          2.21                 0.23
                                                                    ------               ------

Total income from investment operations.....................          2.28                 0.23
                                                                    ------               ------

Net asset value, end of period..............................        $12.51               $10.23
                                                                    ======               ======

Total Return+...............................................         22.29%                2.30 %(1)

Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................          0.61%                0.64 %(2)

Net investment income (loss)................................          0.81%               (0.50)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................          $455                 $137

Portfolio turnover rate.....................................            12%                   3 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  September 30,
   2007                      18.55%             (17.13)%
  September 30,
   2006                      52.09              (51.95)

22
                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR       AUGUST 28, 2006*
                                                                    ENDED               THROUGH
                                                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                              ------------------   ------------------
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $10.22               $10.00
                                                                    ------               ------

Income (loss) from investment operations:
    Net investment income (loss)++..........................          0.11                (0.01)
    Net realized and unrealized gain........................          2.18                 0.23
                                                                    ------               ------

Total income from investment operations.....................          2.29                 0.22
                                                                    ------               ------

Net asset value, end of period..............................        $12.51               $10.22
                                                                    ======               ======

Total Return+...............................................         21.43%                2.20 %(1)

Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................          0.58%                1.39 %(2)

Net investment income (loss)................................          0.84%               (1.25)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................          $382                 $352

Portfolio turnover rate.....................................            12%                   3 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  September 30,
   2007                      18.52%             (17.10)%
  September 30,
   2006                      52.84              (52.70)

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR       AUGUST 28, 2006*
                                                                    ENDED               THROUGH
                                                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                              ------------------   ------------------
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $10.22               $10.00
                                                                    ------               ------

Income (loss) from investment operations:
    Net investment income (loss)++..........................          0.01                (0.01)
    Net realized and unrealized gain........................          2.18                 0.23
                                                                    ------               ------

Total income from investment operations.....................          2.19                 0.22
                                                                    ------               ------

Net asset value, end of period..............................        $12.41               $10.22
                                                                    ======               ======

Total Return+...............................................         21.31%                2.30 %(1)

Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................          1.39%                1.39 %(2)

Net investment income (loss)................................          0.03%               (1.25)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................          $227                 $212

Portfolio turnover rate.....................................            12%                   3 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  September 30,
   2007                      19.33%             (17.91)%
  September 30,
   2006                      52.84              (52.70)

24
                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR       AUGUST 28, 2006*
                                                                    ENDED               THROUGH
                                                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                              ------------------   ------------------
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $10.23               $10.00
                                                                    ------               ------

Income from investment operations:
    Net investment income++.................................          0.12                 0.00
    Net realized and unrealized gain........................          2.19                 0.23
                                                                    ------               ------

Total income from investment operations.....................          2.31                 0.23
                                                                    ------               ------

Net asset value, end of period..............................        $12.54               $10.23
                                                                    ======               ======

Total Return+...............................................         22.68%                2.30 %(1)

Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................          0.39%                0.39 %(2)

Net investment income (loss)................................          1.03%               (0.25)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................          $157                 $128

Portfolio turnover rate.....................................            12%                   3 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  September 30,
   2007                      18.33%             (16.91)%
  September 30,
   2006                      51.84              (51.70)

                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Institutional Strategies Fund (the "Fund"), including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Institutional Strategies Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 21, 2007

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Frank L. Bowman (62)                     Trustee      Since August    President and Chief Executive        171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Officer, Nuclear Energy
Counsel to the Independent Trustees                                   Institute (policy
1177 Avenue of the Americas                                           organization) (since February
New York, NY 10036                                                    2005); Director or Trustee of
                                                                      various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); Chairperson of
                                                                      the Insurance Sub-Committee of
                                                                      the Valuation, Insurance and
                                                                      Compliance Committee (since
                                                                      February 2007); formerly,
                                                                      variously, Admiral in the U.S.
                                                                      Navy, Director of Naval
                                                                      Nuclear Propulsion Program and
                                                                      Deputy Administrator-Naval
                                                                      Reactors in the National
                                                                      Nuclear Security
                                                                      Administration at the U.S.
                                                                      Department of Energy (1996-
                                                                      2004). Honorary Knight
                                                                      Commander of the Most
                                                                      Excellent Order of the British
                                                                      Empire.


Michael Bozic (66)                       Trustee      Since April     Private investor; Chairperson        173
c/o Kramer Levin Naftalis & Frankel LLP               1994            of the Valuation, Insurance
Counsel to the Independent Trustees                                   and Compliance Committee
1177 Avenue of the Americas                                           (since October 2006); Director
New York, NY 10036                                                    or Trustee of the Retail Funds
                                                                      (since April 1994) and the
                                                                      Institutional Funds (since
                                                                      July 2003); formerly,
                                                                      Chairperson of the Insurance
                                                                      Committee (July 2006-
                                                                      September 2006); Vice Chairman
                                                                      of Kmart Corporation (December
                                                                      1998-October 2000), Chairman
                                                                      and Chief Executive Officer of
                                                                      Levitz Furniture Corporation
                                                                      (November 1995-November 1998)
                                                                      and President and Chief
                                                                      Executive Officer of Hills
                                                                      Department Stores (May
                                                                      1991-July 1995); variously
                                                                      Chairman, Chief Executive
                                                                      Officer, President and Chief
                                                                      Operating Officer (1987-1991)
                                                                      of the Sears Merchandise Group
                                                                      of Sears, Roebuck & Co.


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------
Frank L. Bowman (62)                     Director of the National
c/o Kramer Levin Naftalis & Frankel LLP  Energy Foundation, the U.S.
Counsel to the Independent Trustees      Energy Association, the
1177 Avenue of the Americas              American Council for Capital
New York, NY 10036                       Formation and the Armed
                                         Services YMCA of the USA.

Michael Bozic (66)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Kathleen A. Dennis (54)                  Trustee      Since August    President, Cedarwood                 171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Associates (mutual fund
Counsel to the Independent Trustees                                   consulting) (since July 2006);
1177 Avenue of the Americas                                           Chairperson of the Money
New York, NY 10036                                                    Market and Alternatives Sub-
                                                                      Committee of the Investment
                                                                      Committee (since October 2006)
                                                                      and Director or Trustee of
                                                                      various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); formerly, Senior
                                                                      Managing Director of Victory
                                                                      Capital Management (1993-
                                                                      2006).


Dr. Manuel H. Johnson (58)               Trustee      Since July      Senior Partner, Johnson Smick        173
c/o Johnson Smick Group, Inc.                         1991            International, Inc.
888 16th Street, N.W.                                                 (consulting firm); Chairperson
Suite 740                                                             of the Investment Committee
Washington, D.C. 20006                                                (since October 2006) and
                                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-Chairman
                                                                      and a founder of the Group of
                                                                      Seven Council (G7C)
                                                                      (international economic
                                                                      commission); formerly,
                                                                      Chairperson of the Audit
                                                                      Committee (July 1991-
                                                                      September 2006); Vice Chairman
                                                                      of the Board of Governors of
                                                                      the Federal Reserve System and
                                                                      Assistant Secretary of the
                                                                      U.S. Treasury.


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------

Kathleen A. Dennis (54)                  None.
c/o Kramer Levin Naftalis & Frankel LLP
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Dr. Manuel H. Johnson (58)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of
888 16th Street, N.W.                    Evergreen Energy.
Suite 740
Washington, D.C. 20006

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Joseph J. Kearns (65)                    Trustee      Since August    President, Kearns & Associates       174
c/o Kearns & Associates LLC                           1994            LLC (investment consulting);
PMB754                                                                Chairperson of the Audit
23852 Pacific Coast Highway                                           Committee (since October 2006)
Malibu, CA 90265                                                      and Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since August 1994); formerly,
                                                                      Deputy Chairperson of the
                                                                      Audit Committee (July 2003-
                                                                      September 2006) and
                                                                      Chairperson of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); CFO of the J. Paul
                                                                      Getty Trust.


Michael F. Klein (48)                    Trustee      Since August    Managing Director, Aetos             171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Capital, LLC (since March
Counsel to the Independent Trustees                                   2000) and Co-President, Aetos
1177 Avenue of the Americas                                           Alternatives Management, LLC
New York, NY 10036                                                    (since January 2004);
                                                                      Chairperson of the
                                                                      Fixed-Income Sub-Committee of
                                                                      the Investment Committee
                                                                      (since October 2006) and
                                                                      Director or Trustee of various
                                                                      Retail Funds and Institutional
                                                                      Funds (since August 2006);
                                                                      formerly, Managing Director,
                                                                      Morgan Stanley & Co. Inc. and
                                                                      Morgan Stanley Dean Witter
                                                                      Investment Management,
                                                                      President, Morgan Stanley
                                                                      Institutional Funds (June
                                                                      1998-March 2000) and
                                                                      Principal, Morgan Stanley &
                                                                      Co. Inc. and Morgan Stanley
                                                                      Dean Witter Investment
                                                                      Management (August
                                                                      1997-December 1999).


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------

Joseph J. Kearns (65)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment
PMB754                                   leasing), The Ford Family
23852 Pacific Coast Highway              Foundation, and the UCLA
Malibu, CA 90265                         Foundation.

Michael F. Klein (48)                    Director of certain
c/o Kramer Levin Naftalis & Frankel LLP  investment funds managed or
Counsel to the Independent Trustees      sponsored by Aetos Capital,
1177 Avenue of the Americas              LLC. Director of Sanitized AG
New York, NY 10036                       and Sanitized Marketing AG
                                         (specialty chemicals).

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Michael E. Nugent (71)                   Chairperson  Chairperson of  General Partner, Triumph             173
c/o Triumph Capital, L.P.                of the       the Boards      Capital, L.P. (private
445 Park Avenue                          Board and    since July      investment partnership);
New York, NY 10022                       Trustee      2006 and        Chairperson of the Boards of
                                                      Trustee since   the Retail Funds and
                                                      July 1991       Institutional Funds (since
                                                                      July 2006); Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly,
                                                                      Chairperson of the Insurance
                                                                      Committee (until July 2006);
                                                                      Vice President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


W. Allen Reed (60)                       Trustee      Since August    Chairperson of the Equity Sub-       171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Committee of the Investment
Counsel to the Independent Trustees                                   Committee (since October 2006)
1177 Avenue of the Americas                                           and Director or Trustee of
New York, NY 10036                                                    various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); formerly,
                                                                      President and CEO of General
                                                                      Motors Asset Management;
                                                                      Chairman and Chief Executive
                                                                      Officer of the GM Trust Bank
                                                                      and Corporate Vice President
                                                                      of General Motors Corporation
                                                                      (August 1994-December 2005).


Fergus Reid (75)                         Trustee      Since June      Chairman of Lumelite Plastics        174
c/o Lumelite Plastics Corporation                     1992            Corporation; Chairperson of
85 Charles Colman Blvd.                                               the Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  -----------------------------

Michael E. Nugent (71)                   None.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022

W. Allen Reed (60)                       Director of GMAC (financial
c/o Kramer Levin Naftalis & Frankel LLP  services) and Temple-Inland
Counsel to the Independent Trustees      Industries (packaging,
1177 Avenue of the Americas              banking and forest products);
New York, NY 10036                       Director of Legg Mason, Inc.
                                         and Director of the Auburn
                                         University Foundation.

Fergus Reid (75)                         Trustee and Director of
c/o Lumelite Plastics Corporation        certain investment companies
85 Charles Colman Blvd.                  in the JPMorgan Funds complex
Pawling, NY 12564                        managed by J.P. Morgan
                                         Investment Management Inc.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Interested Trustee:

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                                    Fund Complex
                                       Position(s)  Term of Office                                   Overseen by
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Interested
         Interested Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
-------------------------------------  -----------  --------------  ------------------------------  -------------
James F. Higgins (59)                  Trustee      Since June      Director or Trustee of the           173
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center                                         and the Institutional Funds
Plaza Two                                                           (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000).


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                  Interested Trustee
-------------------------------------  ------------------------------
James F. Higgins (59)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center            Assurance Society of the
Plaza Two                              United States (financial
Jersey City, NJ 07311                  services).

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").
 ** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Executive Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (68)         President and    President       President (since September 2005) and Principal Executive
522 Fifth Avenue               Principal        since           Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10036             Executive        September 2005  President (since September 2005) and Principal Executive
                               Officer          and Principal   Officer (since May 2003) of the Van Kampen Funds; Managing
                                                Executive       Director, Director and/or Officer of the Investment Adviser
                                                Officer since   and various entities affiliated with the Investment Adviser;
                                                May 2003        Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                                Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and
                                                                Director of the Institutional Funds (March 2001-July 2003);
                                                                Chief Administrative Officer of the Investment Adviser;
                                                                Chief Administrative Officer of Morgan Stanley Services
                                                                Company Inc.

J. David Germany (53)          Vice President   Since February  Managing Director and (since December 2005) Chief Investment
Morgan Stanley Investment                       2006            Officer -- Global Fixed Income of Morgan Stanley Investment
Management Limited                                              Management; Managing Director and Director of Morgan Stanley
20 Bank Street                                                  Investment Management Limited; Vice President of the Retail
Canary Wharf,                                                   Funds and Institutional Funds (since February 2006).
London, England E14 4AD

Dennis F. Shea (54)            Vice President   Since February  Managing Director and (since February 2006) Chief Investment
522 Fifth Avenue                                2006            Officer -- Global Equity of Morgan Stanley Investment
New York, NY 10036                                              Management; Vice President of the Retail Funds and
                                                                Institutional Funds (since February 2006). Formerly,
                                                                Managing Director and Director of Global Equity Research at
                                                                Morgan Stanley.

Amy R. Doberman (45)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
522 Fifth Avenue                                2004            Management of Morgan Stanley Investment Management (since
New York, NY 10036                                              July 2004); Vice President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice President of the
                                                                Van Kampen Funds (since August 2004); Secretary (since
                                                                February 2006) and Managing Director (since July 2004) of
                                                                the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and
                                                                General Counsel -- Americas, UBS Global Asset Management
                                                                (July 2000-July 2004).

Carsten Otto (43)              Chief            Since October   Managing Director and Global Director of Compliance for
522 Fifth Avenue               Compliance       2004            Morgan Stanley Investment Management (since April 2007);
New York, NY 10036             Officer                          Managing Director and Chief Compliance Officer of Morgan
                                                                Stanley Investment Management. Formerly, U.S. Director of
                                                                Compliance (October 2004-April 2007) and Assistant Secretary
                                                                and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40)      Vice President   Since December  Executive Director of the Investment Adviser and various
522 Fifth Avenue                                1997            entities affiliated with the Investment Adviser; Vice
New York, NY 10036                                              President of the Retail Funds (since July 2002) and the
                                                                Institutional Funds (since December 1997). Formerly,
                                                                Secretary of various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------

Francis J. Smith (42)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust       Chief Financial  since July      entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center    Officer          2003 and Chief  and Chief Financial Officer of the Retail Funds (since July
Plaza Two                                       Financial       2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                           Officer since   (September 2002 to July 2003).
                                                September 2002

Mary E. Mullin (40)            Secretary        Since June      Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                     1999            entities affiliated with the Investment Adviser; Secretary
New York, NY 10020                                              of the Retail Funds (since July 2003) and the Institutional
                                                                Funds (since June 1999).

---------------------

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

                      2007 FEDERAL TAX NOTICE (UNAUDITED)

         For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended September 30, 2007. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $11,461 as taxable at this lower rate.

         In January, the Fund provides tax information to shareholders for the preceding calendar year.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Institutional Strategies
Fund

Annual Report
September 30, 2007

[MORGAN STANLEY LOGO]

INSTSTRATANN
IU07-04802P-Y09/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an "independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $16,500                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $    --(2)      $5,041,000(2)
   TAX FEES.............   $ 5,700(3)      $  761,000(4)
   ALL OTHER FEES.......   $    --         $       --
TOTAL NON-AUDIT FEES....   $ 5,700         $5,802,000
TOTAL...................   $22,200         $5,802,000

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............   $34,200                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ..   $   531(2)      $3,215,745(2)
   TAX FEES ............   $ 5,400(3)      $   24,000(4)
   ALL OTHER FEES ......   $    --         $       --
TOTAL NON-AUDIT FEES ...   $ 5,931         $3,239,745
TOTAL ..................   $40,131         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     ---------------------------
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     ----------------------------------
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Strategies Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007